Premises and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 8	Premises and Equipment
Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2024	2023
Land	$498	$515
Buildings and improvements	3,121	3,239
Furniture, fixtures and equipment	3,010	3,013
Right of use assets on operating leases	1,114	1,149
Right of use assets on finance leases	314	275
Construction in progress	96	68
Total premises and equipment, gross	8,153	8,259
Less accumulated depreciation and amortization	(4,588)	(4,636)
Total premises and equipment, net	$3,565	$3,623